SUMMARY OF SIGNIFICANT ACOUNTING POLICIES - Narrative (FY) (Details)					3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 01, 2021 $ / shares	Jan. 31, 2021 $ / shares	Dec. 31, 2020 USD ($) Segments $ / shares shares	Dec. 31, 2019 USD ($) Segments $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) property $ / shares	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) property $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 30, 2019	Dec. 31, 2020 USD ($) property $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Aug. 04, 2021 $ / shares	Jul. 26, 2021 $ / shares	May 05, 2021 $ / shares	Mar. 25, 2021 $ / shares	Feb. 25, 2021 $ / shares	Jan. 27, 2021 $ / shares	Jan. 22, 2021 $ / shares	Jun. 01, 2020 $ / shares	May 20, 2020 $ / shares	Feb. 01, 2020 $ / shares	Jan. 14, 2019 $ / shares	Jan. 19, 2018 $ / shares	Jan. 18, 2018 $ / shares
Accounting Policies [Line Items]
Stock split, conversion ratio	0.3333
Rental income from tenant reimbursements | $					$ 1,703,974		$ 1,538,586			$ 3,395,361	$ 3,899,505			$ 7,028,808	$ 4,857,794
Advertising expense | $									$ 0					$ 607,787
Earnings (loss) per share (in usd per share)					$ (0.13)		$ (0.28)			$ (0.25)	$ (6.39)
Dividends (in usd per share)					$ 0.2625		$ 0.4080			$ 0.5250	$ 0.9330			$ 1.4600	$ 2.1105
Restricted cash | $			$ 129,118	$ 113,362	$ 2,508,471	$ 129,118			113,362	$ 2,508,471		$ 129,118		$ 129,118	$ 113,362
Tenant reimbursements | $			60,598	$ 98,329	189,136	60,598			$ 98,329	189,136		60,598		$ 60,598	98,329
Percentage of share in property owned														72.70%
Restricted cash to fund property tax | $			32,086		2,210,864	32,086				2,210,864		32,086		$ 32,086
Impairment of real estate investment properties | $					(400,999)	$ 761,100	$ 349,457	$ 9,157,068		(400,999)	$ 9,506,525			$ 10,267,625	0
Number of impaired real estate properties | property							1				4			6
Goodwill impairment loss | $								33,267,143		0	$ 33,267,143	$ 0		$ 33,267,143
Impairment of intangible assets (excluding goodwill) | $								$ 1,305,260
Impairment of goodwill and intangible assets (Note 3) | $			$ 0		$ 0		$ 0			$ 0	$ 34,572,403			34,572,403	$ 0
Related party fees incurred | $														$ 0
Net asset value (in usd per share)			$ 21.01	$ 30.48	$ 26.05	$ 21.01			$ 30.48	$ 26.05		$ 21.01		$ 21.01	$ 30.48			$ 24.61			$ 23.03		$ 21.01	$ 21.01				$ 30.00
Stock repurchase program, shares authorized (in shares) | shares			1,482,188			1,482,188						1,482,188		1,482,188
Number of reportable segments | Segments			1	1
DRP
Accounting Policies [Line Items]
Share price (in usd per share)																									$ 30.81		$ 30.15	$ 30.00
Net asset value (in usd per share)																										$ 30.48
Class M OP Units
Accounting Policies [Line Items]
Stock split, conversion ratio										1.6667				1.6667	1
Other ownership interests, units issued (in shares) | shares					657,949.5					657,949.5
Net asset value (in usd per share)			$ 35.02		$ 43.42	$ 35.02				$ 43.42		$ 35.02		$ 35.02
Class P OP Units
Accounting Policies [Line Items]
Stock split, conversion ratio														1.6667
Other ownership interests, units issued (in shares) | shares				56,029	56,029				56,029	56,029					56,029
Minimum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives										3 years				3 years
Maximum
Accounting Policies [Line Items]
Intangible assets, estimated useful lives										5 years				5 years
Shares authorized to be repurchased per month (as a percent)										2.00%				2.00%
Shares authorized to be repurchased per quarter (as a percent)										5.00%				5.00%
Shares authorized to be repurchased per year (as a percent)														20.00%
Building | Minimum
Accounting Policies [Line Items]
Estimated useful lives (in years)														10 years
Building | Maximum
Accounting Policies [Line Items]
Estimated useful lives (in years)														48 years
Site Improvement | Maximum
Accounting Policies [Line Items]
Estimated useful lives (in years)														15 years
Tenant Improvement
Accounting Policies [Line Items]
Estimated useful lives (in years)														15 years
Tenant Improvement | Maximum
Accounting Policies [Line Items]
Estimated useful lives (in years)														15 years
Lender Reserves
Accounting Policies [Line Items]
Restricted cash to fund property tax | $			$ 36,434	$ 20,678		$ 36,434			$ 20,678			$ 36,434		$ 36,434	$ 20,678
Lease Agreements
Accounting Policies [Line Items]
Restricted cash | $			$ 92,684	$ 92,684	$ 2,400,000	$ 92,684			$ 92,684	$ 2,400,000		$ 92,684		92,684	$ 92,684
BrixInvest | Class M OP Units
Accounting Policies [Line Items]
Other ownership interests, units issued (in shares) | shares				657,949.5					657,949.5						657,949.5
BrixInvest | Class P OP Units
Accounting Policies [Line Items]
Other ownership interests, units issued (in shares) | shares				26,318					26,318						26,318
Reimbursable organizational and offering expenses
Accounting Policies [Line Items]
Related party fees incurred | $															$ 1,206,881
Due from BRIX REIT
Accounting Policies [Line Items]
Related party fees incurred | $														$ 0	$ 0
Sponsor | Reimbursable organizational and offering expenses
Accounting Policies [Line Items]
Gross offering proceeds, percentage													3.00%
Class C
Accounting Policies [Line Items]
Stock split, conversion ratio										1					1
Common stock (in usd per share)	$ 0.001	$ 0.003	$ 0.001	$ 0.001	$ 0.001	$ 0.001			$ 0.001	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Earnings (loss) per share (in usd per share)														(6.06)	(0.88)
Dividends (in usd per share)														$ 1.46	2.11
Share repurchase program, minimum holding period	6 months													3 months
Percentage of NAV, shares held for less than one year			97.00%			97.00%						97.00%		97.00%
Percentage of NAV, shares held for one to two years			98.00%			98.00%						98.00%		98.00%
Percentage of NAV, shares held for two to three years			99.00%			99.00%						99.00%		99.00%
Percentage of NAV, shares held for at least three years			100.00%			100.00%						100.00%		100.00%
Percentage of NAV, shares held for less than two years	98.00%
Percentage of NAV shares held for at least two years	100.00%
Class S
Accounting Policies [Line Items]
Common stock (in usd per share)	$ 0.001	0.003	$ 0.001	$ 0.001	$ 0.001	$ 0.001			0.001	$ 0.001		$ 0.001		$ 0.001	0.001
Earnings (loss) per share (in usd per share)														(6.06)	$ (0.82)
Dividends (in usd per share)									$ 2.11					$ 1.46
Subsequent Event
Accounting Policies [Line Items]
Stock split, conversion ratio	0.3333
Net asset value (in usd per share)	$ 23.03															$ 26.05	$ 24.61		$ 23.03	$ 21.01	$ 23.03	$ 21.01
Subsequent Event | Class C
Accounting Policies [Line Items]
Common stock (in usd per share)	$ 0.001	$ 0.003
Share repurchase program, minimum holding period	6 months	90 days
Percentage of NAV, shares held for less than one year		97.00%
Percentage of NAV, shares held for one to two years		98.00%
Percentage of NAV, shares held for two to three years		99.00%
Percentage of NAV, shares held for at least three years		100.00%
Percentage of NAV, shares held for less than two years	98.00%
Percentage of NAV shares held for at least two years	100.00%
Subsequent Event | Class C | DRP
Accounting Policies [Line Items]
Share repurchase program, minimum holding period	6 months	90 days
Subsequent Event | Class S
Accounting Policies [Line Items]
Common stock (in usd per share)	$ 0.001	$ 0.003